Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net loss	$ (41,824)	$ (239,548)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment		150,400
Impairment of other intangible assets	1,779	43,205
Depreciation and amortization	46,792	55,780
Stock-based compensation	11,102	19,324
Foreign currency translation loss	(3,427)	6,005
Deferred income taxes	(3,327)	(25,196)
Change in fair value of obligations in connection with acquisitions	140	(19,936)
Other non-cash items	636	51
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	11,294	11,425
Inventories	(3,024)	(18,729)
Net investment in sales-type leases	487	(6,192)
Other current assets and prepaid expenses	880	(3,935)
Other non-current assets	511	(990)
Accounts payable	2,112	2,046
Other current liabilities	(2,295)	7,952
Deferred revenues	2,084	4,770
Other non-current liabilities	14,556	1,824
Net cash provided by (used in) operating activities	38,476	(11,744)
Cash flows from investing activities
Purchase of property and equipment	(21,079)	(44,791)
Proceeds from maturities of short-term bank deposits	68,361	10,874
Investment in short-term bank deposits	(67,077)	(152,079)
Investment in unconsolidated entities	(23,064)
Acquisition of intangible assets	(771)	(1,386)
Cash paid for acquisitions, net of cash acquired		(3,801)
Other investing activities	(142)	(203)
Net cash used in investing activities	(43,772)	(191,386)
Cash flows from financing activities
Proceeds from short-term debt		125,000
Payments of obligations in connection with acquisitions		(11,931)
Proceeds from exercise of stock options	711	2,103
Net cash provided by financing activities	711	115,172
Effect of exchange rate changes on cash and cash equivalents	875	(1,915)
Net change in cash and cash equivalents	(3,710)	(89,873)
Cash and cash equivalents, beginning of period	257,592	442,141
Cash and cash equivalents, end of period	253,882	352,268
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	583	3,596
Transfer of inventory to fixed assets	$ 2,464	$ 3,611